Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Schedule of distribution of the Bank's net profit (Details) - EUR (€)			1 Months Ended	8 Months Ended	12 Months Ended
	Feb. 25, 2025	May 02, 2024	Nov. 30, 2024	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit Distribution [Line Items]
Dividends recognised as distributions to owners				€ 0	€ 3,677,000,000	€ 3,009,000,000	€ 2,348,000,000
Profit or loss for the year					13,744,000,000	€ 12,183,000,000	€ 10,764,000,000
Interim dividend
Profit Distribution [Line Items]
Dividends per share (in eur per share)			€ 0.10
Complementary dividend
Profit Distribution [Line Items]
Dividends per share (in eur per share)		€ 0.095
Dividends proposed, total per share (in eur per share)	€ 0.11
Parent Company
Profit Distribution [Line Items]
Dividends recognised as distributions to owners					3,181,000,000
Increase (decrease) through appropriation of retained earnings, equity					6,920,000,000
Profit or loss for the year					€ 10,101,000,000
Number of shares outstanding, entitled to receive dividend					14,988,884,075
Parent Company | Interim dividend
Profit Distribution [Line Items]
Dividends recognised as distributions to owners					€ 1,532,000,000
Dividends per share (in eur per share)					€ 0.10
Parent Company | Complementary dividend
Profit Distribution [Line Items]
Dividends recognised as distributions to owners					€ 1,648,777,248.25
Dividends proposed, total per share (in eur per share)					€ 0.11